MARK KARPE

Assistant Vice President, Counsel

Office: (949) 219-3224

Fax: (949) 219-3706

E-mail: Mark.Karpe@PacificLife.com

May 14, 2020

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C.  20549

RE:                           Pacific Funds Series Trust

(File Nos. 333-61366, 811-10385)

To Whom It May Concern:

On behalf of Pacific Funds Series Trust (the “Trust” or “Registrant”), attached for electronic filing is Post-Effective Amendment No. 156 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A, with exhibits, which is filed in reliance on Rule 485(a) under the Securities Act of 1933, as amended.

The Amendment is filed primarily for the purpose of updating information in the Registration Statement as required to be updated annually.  The Amendment does not raise novel or complex issues of law or policy.  No new series or class of the Trust is being registered in connection with this filing.

Information that was not available at the time of the filing (e.g., data for portfolio managers regarding other accounts managed, financial highlights) will be added in a Rule 485(b) filing prior to the effective date.  As the facing sheet indicates, the Amendment is scheduled to become effective sixty days after filing.  No fees are required in connection with this filing.

If you have any questions or further comments regarding this matter, please contact me.

Sincerely,

/s/ Mark Karpe
Mark Karpe

cc:                                Robin S. Yonis, Esq., Pacific Life Fund Advisors LLC

Audrey L. Cheng, Esq., Pacific Life Insurance Company

Laurene MacElwee, Pacific Life Fund Advisors LLC

Anthony H. Zacharski, Esq., Dechert LLP